INTANGIBLE ASSETS - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Mar. 31, 2022	Jun. 30, 2022
Disclosure of detailed information about intangible assets [line items]
Impairment		$ 446
Russia cash generating units
Disclosure of detailed information about intangible assets [line items]
Impairment	$ 446	446
Recoverable amount of asset or cash-generating unit	1,886
Ukraine
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of asset or cash-generating unit	$ 1,463
Pakistan
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of asset or cash-generating unit		1,228
Bangladesh
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of asset or cash-generating unit		$ 379